Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenues:
Total lease rental income		$ 192,497	$ 205,152	$ 579,561	$ 607,102
Management fees - non-leasing		520	710	1,974	1,915
Trading container margin		306	457	350	1,766
Gain on sale of owned fleet containers, net		5,197	22,788	22,448	61,914
Operating expenses:
Depreciation and amortization		73,686	73,238	216,051	218,688
General and administrative expense		14,628	11,739	40,499	36,451
Bad debt (recovery) expense, net		(198)	206	(603)	743
Container lessee default (recovery) expense, net		(1,108)	963	(1,057)	1,518
Total operating expenses		106,355	105,815	314,111	311,842
Income from operations		92,165	123,292	290,222	360,855
Other (expense) income:
Interest expense		(43,751)	(41,242)	(128,019)	(114,144)
Other, net	[1]	2,355	1,164	6,284	1,422
Net other expense		(41,396)	(40,078)	(121,735)	(112,722)
Income before income taxes		50,769	83,214	168,487	248,133
Income tax expense		(1,124)	(1,846)	(3,946)	(5,532)
Net income		49,645	81,368	164,541	242,601
Less: Dividends on preferred shares		4,968	4,968	14,906	14,906
Net income attributable to common shareholders		$ 44,677	$ 76,400	$ 149,635	$ 227,695
Net income attributable to common shareholders per share:
Basic		$ 1.09	$ 1.66	$ 3.56	$ 4.82
Diluted		$ 1.07	$ 1.64	$ 3.49	$ 4.73
Weighted average shares outstanding (in thousands):
Basic		40,886	45,896	41,980	47,252
Diluted		41,913	46,707	42,878	48,092
Operating Leases - Owned Fleet
Revenues:
Total lease rental income		$ 142,278	$ 153,540	$ 431,086	$ 457,622
Operating Leases - Managed Fleet
Revenues:
Total lease rental income		10,405	12,322	32,208	37,641
Finance leases and container leaseback financing receivable - owned fleet
Revenues:
Total lease rental income		39,814	39,290	116,267	111,839
Trading Containers
Revenues:
Revenue		4,324	5,791	13,139	18,801
Cost of trading containers sold		(4,018)	(5,334)	(12,789)	(17,035)
Gain on sale of owned fleet containers, net		5,197	22,788	22,448	61,914
Owned Fleet
Operating expenses:
Direct container expense - owned fleet		10,133	8,717	30,575	21,015
Managed Fleet
Operating expenses:
Distribution expense to managed fleet container investors		$ 9,214	$ 10,952	$ 28,646	$ 33,427

[1]	Amounts for the period ended September 30, 2022 have been reclassified to conform with the 2023 presentation (see Note 2 (f) “Reclassifications and Changes in Presentation”).